Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2017
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Derivatives and hedge accounting

38 Derivatives and hedge accounting

Use of derivatives and hedge accounting

As described in the sections ‘Risk management – Credit risk and Market risk’, ING Group uses derivatives (principally interest rate swaps and cross currency interest rate swaps) for economic hedging purposes in the management of its asset and liability portfolios and structural positions. The objective of economic hedging is to enter into positions with an opposite risk profile to an identified exposure to reduce that exposure. The objective of ING Group’s hedging activities is to optimise the overall cost to the Group of accessing debt capital markets and to mitigate the market risk which would otherwise arise from structural imbalances in the duration and other profiles of its assets and liabilities. In addition, hedging activities are undertaken to hedge against the interest rate risk in the mortgage offer period in relation to retail mortgages and to lock in the interest margin in relation to interest bearing assets and the related funding.

The accounting treatment of hedge transactions varies according to the nature of the instrument hedged and whether the hedge qualifies under the IFRS hedge accounting rules. Derivatives that qualify for hedge accounting under IFRS are classified and accounted for in accordance with the nature of the instrument hedged and the type of IFRS hedge model that is applicable. The three models applicable under IFRS are: fair value hedge accounting, cash flow hedge accounting, and net investment hedge accounting. These are described under the relevant headings below. The company’s detailed accounting policies for these three hedge models are set out in Note 1 ‘Accounting policies’ in the section ‘Principles of valuation and determination of results’.

To qualify for hedge accounting under IFRS, strict criteria must be met. Certain hedges that are economically effective from a risk management perspective do not qualify for hedge accounting under IFRS. The fair value changes of derivatives relating to such non-qualifying hedges are taken to the statement of profit or loss. However, in certain cases, the Group mitigates the statement of profit or loss volatility by designating hedged assets and liabilities at fair value through profit or loss. If hedge accounting is applied under IFRS, it is possible that during the hedge a hedge relationship no longer qualifies for hedge accounting and hedge accounting cannot be continued, even if the hedge remains economically effective. As a result, the volatility arising from undertaking economic hedging in the statement of profit or loss may be higher than would be expected from an economic point of view.

With respect to exchange rate and interest rate derivative contracts, the notional or contractual amount of these instruments is indicative of the nominal value of transactions outstanding at the balance sheet date; however they do not represent amounts at risk. ING Group uses credit derivatives to manage its exposure to credit risk, including total return swaps and credit default swaps, to sell or buy protection for credit risk exposures in the loan, investment, and trading portfolios. Hedge accounting is not applied in relation to credit derivatives.

Fair value hedge accounting

ING Group’s fair value hedges principally consist of interest rate swaps and cross-currency interest rate swaps that are used to protect against changes in the fair value of fixed-rate instruments due to movements in market interest rates.

Gains and losses on derivatives designated under fair value hedge accounting are recognised in the statement of profit or loss. The effective portion of the fair value change on the hedged item is also recognised in the statement of profit or loss. As a result, only the net accounting ineffectiveness has an impact on the net result.

Statement of profit or loss – Valuation results and net trading income

Fair value changes on derivatives designated under fair value hedge accounting
	2017	2016
Change in fair value of derivatives	–184	–170
Change in fair value of assets and liabilities (hedged items)	91	244

Net accounting ineffectiveness recognised in the Statement of profit or loss	–93	74

The fluctuation in balances between 2016 and 2017 relate to the volatility in interest rate movements.

Statement of financial position – Financial assets and liabilities at fair value through profit or loss

Fair values of outstanding derivatives designated under fair value hedge accounting
	2017	2016[1]
Positive fair values outstanding (Non-trading derivative assets)	542	787
Negative fair values outstanding (Non-trading derivative liabilities)	–317	–672

	225	115

[1]	Comparative figures have been adjusted to conform to the current year presentation

Cash flow hedge accounting

ING Group’s cash flow hedges principally consist of (forward) interest rate swaps and cross-currency interest rate swaps that are used to protect against its exposure to variability in future interest cash flows on non-trading assets and liabilities that bear interest at variable rates or are expected to be refunded or reinvested in the future. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities, based on contractual terms and other relevant factors including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows for the respective portfolios form the basis for identifying the notional amount subject to interest rate risk that is designated under cash flow hedge accounting.

Gains and losses on the effective portions of derivatives designated under cash flow hedge accounting are recognised in Shareholders’ equity. Interest cash flows on these derivatives are recognised in the statement of profit or loss in net interest income consistent with the manner in which the forecast cash flows affect net result. The gains and losses on ineffective portions of such derivatives are recognised immediately in the statement of profit or loss.

Statement of changes in equity – Cash flow hedge reserve

Cash flow hedge reserve
	2017	2016
Effective portion of fair value changes on derivatives under cash flow hedges, after tax	–514	111
Cash flow hedge reserve as at 31 December, gross	335	1,015
Cash flow hedge reserve as at 31 December, after deferred tax	263	777

This cash flow hedge reserve will fluctuate with the fair value changes of the underlying derivatives and will be reflected in the statement of profit or loss under Interest income/expense over the remaining term of the underlying hedged items. The cash flow hedge reserve relates to a large number of derivatives and hedged items with varying maturities, up to 26 years, with the largest concentrations in the range of 1 to 3 years.

Statement of financial position – Financial assets and liabilities at fair value through profit or loss

Fair values of outstanding derivatives designated under cash flow hedge accounting
	2017	2016
Positive fair values outstanding (Non-trading derivative assets)	617	438
Negative fair values outstanding (Non-trading derivative liabilities)	–339	–671

	278	–233

Statement of profit or loss – Net interest income

Net interest income on cash flow hedge derivatives
	2017	2016
Interest income on cash flow hedge derivatives	2,454	2,654
Interest expense on cash flow hedge derivatives	–1,968	–2,181

	486	473

Accounting ineffectiveness on derivatives designated under cash flow hedge accounting resulted in a gain of EUR 44 million (2016: EUR 16 million loss) which was recognised in the statement of profit or loss, in the line Valuation results and net trading income.

Hedges of net investments in foreign operations

ING Group’s net investment hedges principally consist of derivatives (including currency forwards and swaps) and non-derivative financial instruments such as foreign currency denominated funding that are used to protect against foreign currency exposures on foreign subsidiaries.

Gains and losses on the effective portions of derivatives designated under net investment hedge accounting are recognised in Shareholders’ equity. The balance in equity is recognised in the statement of profit or loss when the related foreign subsidiary is disposed. The gains and losses on ineffective portions are recognised immediately in the statement of profit or loss.

Statement of financial position – Financial assets and liabilities at fair value through profit or loss

Fair values of outstanding derivatives designated under net investment hedge accounting
	2017	2016
Positive fair values outstanding (Non-trading derivative assets)	29	73
Negative fair values outstanding (Non-trading derivative liabilities)	–71	–33

	–42	40

Accounting ineffectiveness recognised in the statement of profit or loss for the year ended 31 December 2017 on derivatives and non-derivatives designated under net investment hedge accounting was EUR 3 million (2016: nil).